Debt	12 Months Ended
Dec. 31, 2011
Debt [Abstract]
Debt
8.  Debt

We classify our debt based on the contractual maturity dates of the underlying debt instruments.  We defer costs associated with debt issuance over the applicable term.  These costs are then amortized as interest expense in our consolidated statements of income.

KMI’s debt balances included in our accompanying consolidated balance sheets (including both short-term and long-term amounts, the preferred interest in the general partner of KMP and purchase accounting adjustments on the carrying value of KMI’s debt and KMP’s debt, but excluding the value of interest rate swap agreements) as of December 31, 2011 and December 31, 2010 was $3,306.4 million and $3,630.1 million (including the $750.0 million of 5.35% Kinder Morgan Finance Company LLC’s senior notes paid on January 5, 2011), respectively.  These balances included net unamortized purchase accounting adjustments, decreasing the debt balances by $31.9 million and $37.5 million at December 31, 2011 and December 31, 2010, respectively.  The weighted average interest rate on all of KMI and its subsidiaries’ borrowings (including both short-term and long-term but excluding KMP and its subsidiaries) was approximately 4.83% during 2011 and 5.01% during 2010.  KMP’s debt balances included in our accompanying consolidated balance sheets (including both short-term and long-term amounts and excluding the value of interest rate swap agreements) as of December 31, 2011 and December 31, 2010 was $12,797.3 million and $11,539.8 million, respectively.  The weighted average interest rate on all of KMP’s borrowings (both short-term and long-term) was approximately 4.26% during 2011 and 4.35% during 2010.

Short-Term Debt

KMI’s outstanding short-term debt as of December 31, 2011 was $1,260.8 million, which consisted of (i) $420.7 million of borrowings under KMI’s credit facility; (ii) $839.3 million remaining principal amount of KMI’s 6.50% senior notes due September 1, 2012; and (iii) a $0.8 million current portion of purchase accounting adjustments on our carrying value of KMP’s debt.  As of December 31, 2011, KMP’s short-term debt balance included in our accompanying consolidated balance sheet was $1,637.8 million.  The balance consisted of (i) $450.0 million in principal amount of 7.125% senior notes due March 15, 2012; (ii) $500.0 million in principal amount of 5.85% senior notes due September 15, 2012; (iii) $644.8 million of commercial paper borrowings; (iv) $23.7 million in principal amount of tax-exempt bonds that mature on April 1, 2024, that are due on demand pursuant to certain standby purchase agreement provisions contained in the bond indenture (KMP’s subsidiary Kinder Morgan Operating L.P. “B” is the obligor on the bonds); (v) the $9.9 million remaining outstanding balance of a 5.40% long-term note payable (KMP’s subsidiaries Kinder Morgan Operating L.P. “A” and Kinder Morgan Canada Company are the obligors on the note); (vi) a $7.6 million portion of 5.23% long-term senior notes (KMP’s subsidiary Kinder Morgan Texas Pipeline, L.P. is the obligor on the notes); (vii) a $1.1 million 7.17% note payable (KMP’s subsidiary Globalplex Partners, a Louisiana joint venture owned 50% and controlled by Kinder Morgan Bulk Terminals, Inc. is the obligor on the note, and KMP expects the joint venture will terminate during 2012); and (viii) a $0.7 million portion of 6.00% long-term notes payable (KMP’s subsidiary Kinder Morgan Arrow Terminals, L.P. is the obligor on the note).

KMI’s outstanding short-term debt as of December 31, 2010 was $750.9 million, which consisted of  (i) $750.0 million of its 5.35% series senior notes that matured on January 5, 2011 and (ii) a $0.9 million current portion of purchase accounting adjustments on our carrying value of KMP’s debt.  KMP’s outstanding short-term debt as of December 31, 2010 was $1,262.4 million.  The balance consisted of (i) $700.0 million in principal amount of 6.75% senior notes that matured on March 15, 2011; (ii) $522.1 million of commercial paper borrowings; (iii) $23.7 million in principal amount of tax-exempt bonds due on demand from KMP’s subsidiary Kinder Morgan Operating L.P. “B”; (iv) a $9.4 million portion of the 5.40% long-term note payable due from KMP’s subsidiaries Kinder Morgan Operating L.P. “A” and Kinder Morgan Canada Company; and (v) a $7.2 million portion of the 5.23% long-term senior notes due from its subsidiary Kinder Morgan Texas Pipeline, L.P.

Credit Facilities

	December 31, 2011		December 31, 2010
	Short-term notes payable	Weighted average interest rate	Short-term notes payable	Weighted average interest rate
	(Dollars in millions)
KMI – Secured debt(a)	$420.7	1.51%	$-	-
KMP – Commercial paper(b)	$644.8	0.53%	$522.1	0.67%
____________

(a)
The average short-term debt outstanding (and related weighted-average interest rate) was $392.1 million (1.53%) and $203.0 million (1.74%) during the years ended December 31, 2011 and 2010, respectively.

(b)
The average short-term debt outstanding (and related weighted-average interest rate) was $504.2 million (0.41%) and $542.1 million (0.77%) during the years ended December 31, 2011 and 2010, respectively.

KMI’s $1.0 billion six-year senior secured revolving credit facility matures on May 30, 2013 and includes a sublimit of $300 million for the issuance of letters of credit and a sublimit of $50 million for swingline loans.  As of December 31, 2011, the amount available for borrowing under the KMI credit facility was reduced by a combined amount of $469.4 million consisting of $420.7 million in borrowings under the credit facility and $48.7 million in four letters of credit required under provisions of our property and casualty, workers’ compensation and general liability insurance policies.

The applicable margin for the revolving credit facility is subject to change pursuant to a leverage-based pricing grid.  In addition, the credit agreement provides for customary commitment fees and letter of credit fees under the revolving credit facility.  The credit agreement contains customary terms and conditions and is unconditionally guaranteed by each of KMI’s wholly owned material domestic restricted subsidiaries, to the extent permitted by applicable law and contract.  Voluntary prepayments can be made at any time on revolving credit loans and swingline loans, in each case without premium or penalty, and on LIBOR Loans (as defined in the credit agreement) on the interest payment date without premium or penalty.

Interest on KMI’s credit facility accrues at its option at a rate equal to LIBOR plus an applicable margin, or a rate equal to the higher of (i) U.S. prime rate and (ii) the federal funds effective rate plus 0.50%, in each case, plus an applicable margin.  The swingline loans bear interest at a rate equal to the higher of (i) U.S. prime rate and (ii) the federal funds effective rate plus 0.50%, in each case, plus an applicable margin.

KMI’s credit facility included the following restrictive covenants as of December 31, 2011:

▪	total debt divided by earnings before interest, income taxes, depreciation and amortization may not exceed 6.00: 1.00;

▪	certain limitations on indebtedness, including payments and amendments;

▪	certain limitations on entering into mergers, consolidations, sales of assets and investments;

▪	limitations on granting liens; and

▪	prohibitions on making any dividend to shareholders if an event of default exists or would exist upon making such dividend.

On July 1, 2011, KMP amended its $2.0 billion three-year, senior unsecured revolving credit facility to, among other things, (i) allow for borrowings of up to $2.2 billion; (ii) extend the maturity of the credit facility from June 23, 2013 to July 1, 2016; (iii) permit an amendment to allow for borrowings of up to $2.5 billion; and (iv) decrease the interest rates and commitment fees for borrowings under this facility.  The credit facility is with a syndicate of financial institutions, and the facility permits KMP to obtain bids for fixed rate loans from members of the lending syndicate.  Wells Fargo Bank, National Association is the administrative agent, and borrowings under the credit facility can be used for general partnership purposes and as a backup for KMP’s commercial paper program.  There were no borrowings under the credit facility as of December 31, 2011 or as of December 31, 2010.

Additionally, as of December 31, 2011, the amount available for borrowing under KMP’s credit facility was reduced by a combined amount of $875.1 million, consisting of $644.8 million of commercial paper borrowings and $230.3 million of letters of credit, consisting of: (i) a $100.0 million letter of credit that supports certain proceedings with the California Public Utilities Commission involving refined products tariff charges on the intrastate common carrier operations of KMP’s Pacific operations’ pipelines in the state of California; (ii) a combined $86.3 million in three letters of credit that support tax-exempt bonds; (iii) a $16.2 million letter of credit that supports debt securities issued by the Express pipeline system; (iv) a $10.7 million letter of credit that supports our indemnification obligations on the Series D note borrowings of Cortez Capital Corporation; and (v) a combined $17.1 million in other letters of credit supporting other obligations of KMP and its subsidiaries.

Interest on KMP’s credit facility accrues at its option at a floating rate equal to either (i) the administrative agent’s base rate (but not less than the Federal Funds Rate, plus 0.5%); or (ii) LIBOR, plus a margin, which varies depending upon the credit rating of its long-term senior unsecured debt.  Additionally, KMP’s $2.2 billion credit facility included the following restrictive covenants as of December 31, 2011:

▪	total debt divided by earnings before interest, income taxes, depreciation and amortization for the preceding four quarters may not exceed:

▪
5.5, in the case of any such period ended on the last day of (i) a fiscal quarter in which KMP makes any Specified Acquisition (as defined in the credit facility) or (ii) the first or second fiscal quarter next succeeding such a fiscal quarter; or

▪	5.0, in the case of any such period ended on the last day of any other fiscal quarter;

▪	certain limitations on entering into mergers, consolidations and sales of assets;

▪	limitations on granting liens; and

▪	prohibitions on making any distribution to holders of units if an event of default exists or would exist upon making such distribution.

In addition to normal repayment covenants, under the terms of KMP’s credit facility, the occurrence at any time of any of the following would constitute an event of default: (i) KMP’s failure to make required payments of any item of indebtedness or any payment in respect of any hedging agreement, provided that the aggregate outstanding principal amount for all such indebtedness or payment obligations in respect of all hedging agreements is equal to or exceeds $75 million; (ii) KMP’s general partner’s failure to make required payments of any item of indebtedness, provided that the aggregate outstanding principal amount for all such indebtedness is equal to or exceeds $75 million; (iii) adverse judgments rendered against KMP for the payment of money in an aggregate amount in excess of $75 million, if this same amount remains undischarged for a period of thirty consecutive days during which execution shall not be effectively stayed; and (iv) voluntary or involuntary commencements of any proceedings or petitions seeking KMP’s liquidation, reorganization or any other similar relief under any federal, state or foreign bankruptcy, insolvency, receivership or similar law.

Other than the relatively non-restrictive negative covenants and events of default in KMP’s credit facility, there are no provisions protecting against a situation where KMP is unable to terminate an agreement with a counterparty who is facing an impending financial collapse, and such collapse may be hastened due to cross-defaults.  Also, KMP’s credit facility does not contain a material adverse change clause coupled with a lockbox provision; however, the facility does provide that the margin KMP will pay with respect to borrowings, and the facility fee that it will pay on the total commitment, will vary based on its senior debt credit rating.  None of KMP’s debt is subject to payment acceleration as a result of any change to its credit ratings.

Commercial Paper Program

In July 2011, in conjunction with the amendment to KMP’s revolving credit facility, KMP increased its commercial paper program to provide for the issuance of up to $2.2 billion of commercial paper (up from $2.0 billion).  KMP’s unsecured revolving credit facility supports its commercial paper program, and borrowings under KMP’s commercial paper program reduce the borrowings allowed under its credit facility.  The borrowings under KMP’s commercial paper program were used principally to finance the acquisitions and capital expansions it made during 2011 and 2010, and in the near term, KMP expects that its short-term liquidity and financing needs will be met primarily through borrowings made under its commercial paper program.

Long-Term Debt

KMI’s long-term debt balance, excluding the value of interest rate swaps, as of December 31, 2011 and 2010 was $2,045.6 million and $2,879.2 million, respectively.  KMP’s long-term debt balance, excluding the value of interest rate swaps, as of December 31, 2011 and 2010 was $11,159.5 million and $10,277.4 million, respectively.  The balances consisted of the following (in millions):

	December 31,
	2011	2010
KMI
Debentures
6.67% series, due November 1, 2027	$7.0	$7.0
7.25% series, due March 1, 2028	32.0	32.0
7.45% series, due March 1, 2098	25.9	25.9
Senior Notes
6.50% series, due September 1, 2012	839.3	839.3
5.15% series, due March 1, 2015	250.0	250.0
Deferrable Interest Debentures Issued to Subsidiary Trusts
8.56% junior subordinated deferrable interest debentures due April 15, 2027	12.7	12.7
7.63% junior subordinated deferrable interest debentures due April 15, 2028	14.4	14.4
Bank credit facility borrowings	420.7	-
Kinder Morgan Finance Company, LLC
5.35% series, due January 5, 2011	-	750.0
5.70% series, due January 5, 2016	850.0	850.0
6.00% series, due January 15, 2018	750.0	750.0
6.40% series, due January 5, 2036	36.4	36.4
Kinder Morgan G.P., Inc.
$1,000 Liquidation Value Series A Fixed-to-Floating Rate Term Cumulative Preferred Stock	100.0	100.0
Unamortized debt discount on senior notes	(0.1)	(0.1)
Purchase accounting(a)	(31.9)	(37.5)
Current portion of long-term debt	(1,260.8)	(750.9)
Total long-term debt – KMI	$2,045.6	$2,879.2

KMP
6.75% senior notes due March 15, 2011	$-	$700.0
7.125% senior notes due March 15, 2012	450.0	450.0
5.85% senior notes due September 15, 2012	500.0	500.0
5.00% senior notes due December 15, 2013	500.0	500.0
5.125% senior notes due November 15, 2014	500.0	500.0
5.625% senior notes due February 15, 2015	300.0	300.0
3.50% senior notes due March 1, 2016	500.0	-
6.00% senior notes due February 1, 2017	600.0	600.0
5.95% senior notes due February 15, 2018	975.0	975.0
9.00% senior notes due February 1, 2019(b)	500.0	500.0
6.85% senior notes due February 15, 2020	700.0	700.0
5.30% senior notes due September 15, 2020	600.0	600.0
5.80% senior notes due March 1, 2021	400.0	400.0
4.15% senior notes due March 1, 2022	375.0	-
7.40% senior notes due March 15, 2031	300.0	300.0
7.75% senior notes due March 15, 2032	300.0	300.0
7.30% senior notes due August 15, 2033	500.0	500.0
5.80% senior notes due March 15, 2035	500.0	500.0
6.50% senior notes due February 1, 2037	400.0	400.0
6.95% senior notes due January 15, 2038	1,175.0	1,175.0
6.50% senior notes due September 1, 2039	600.0	600.0
6.55% senior notes due September 15, 2040	400.0	400.0
6.375% senior notes due March 1, 2041	600.0	-
5.625% senior notes due September 1, 2041	375.0	-
Commercial paper borrowings	644.8	522.1
Subsidiary borrowings
Kinder Morgan Operating L.P. “A”-5.40% BP note, due March 31, 2012	5.2	10.2
Kinder Morgan Canada Company-5.40% BP note, due March 31, 2012	4.7	9.0
Kinder Morgan Texas Pipeline, L.P.-5.23% senior notes, due January 2, 2014	16.4	23.6
Kinder Morgan Arrow Terminals L.P.-6.0% note due March 28, 2014	2.1	-
Kinder Morgan Liquids Terminals LLC-N.J. Development Revenue Bonds due January 15, 2018	25.0	25.0
Kinder Morgan Columbus LLC-5.50% MS Development Revenue note due September 1, 2022	8.2	8.2
Kinder Morgan Operating L.P. “B”-Jackson-Union Cos. IL Revenue Bonds due April 1, 2024	23.7	23.7
International Marine Terminals-Plaquemines, LA Revenue Bonds due March 15, 2025	40.0	40.0
Other miscellaneous subsidiary debt	1.2	1.3
Unamortized debt discount on senior notes	(24.0)	(23.3)
Current portion of long-term debt	(1,637.8)	(1,262.4)
Total long-term debt – KMP	$11,159.5	$10,277.4
____________

(a)
Allocations of purchase accounting adjustments associated with the Going Private Transaction.  As of December 31, 2011, KMI’s purchase accounting allocations associated with its and KMP’s debt decreased the debt balance by $37.3 million and increased the debt balance by $5.4 million, respectively.  As of December 31, 2010, KMI’s purchase accounting allocations associated with its and KMP’s debt decreased the debt balance by $43.8 million and increased the debt balance by $6.3 million, respectively.

(b)
KMP issued its $500 million in principal amount of 9.00% senior notes due February 1, 2019 in December 2008.  Each holder of the notes has the right to require KMP to repurchase all or a portion of the notes owned by such holder as of February 1, 2012 at a purchase price equal to 100% of the principal amount of the notes tendered by the holder plus accrued and unpaid interest to, but excluding, the repurchase date.  On and after February 1, 2012, interest will cease to accrue on the notes tendered for repayment.  A holder’s exercise of the repurchase option is irrevocable.  For more information about these senior notes, see “—Subsequent Event” below.

KMI

The 2028 and 2098 debentures and the 2012 and 2015 senior notes are redeemable in whole or in part, at KMI’s option at any time, at redemption prices defined in the associated prospectus supplements.  The 2027 debentures are redeemable in whole or in part, at KMI’s option after November 1, 2004 at redemption prices defined in the associated prospectus supplements.

On September 2, 2010, KMI paid the remaining $1.1 million principal balance outstanding on KMI’s 6.50% series debentures, due 2013.

Kinder Morgan Finance Company, LLC

The 2016, 2018 and 2036 senior notes issued by Kinder Morgan Finance Company, LLC are redeemable in whole or in part, at KMI’s option at any time, at redemption prices defined in the associated prospectus supplements.  Each series of these notes is fully and unconditionally guaranteed by KMI on a senior secured basis as to principal, interest and any additional amounts required to be paid as a result of any withholding or deduction for Canadian taxes.

On December 20, 2010, Kinder Morgan Finance Company, LLC, a wholly owned subsidiary of KMI, completed a public offering of senior notes.  It issued a total of $750 million in principal amount of 6.00% senior notes due January 15, 2018.  Net proceeds received from the issuance of the notes, after underwriting discounts and commissions, were $744.2 million, which were used to retire the $750.0 million principal amount of the 5.35% senior notes that matured on January 5, 2011.

Capital Trust Securities

KMI’s business trusts, K N Capital Trust I and K N Capital Trust III, are obligated for $12.7 million of 8.56% Capital Trust Securities maturing on April 15, 2027 and $14.4 million of 7.63% Capital Trust Securities maturing on April 15, 2028, respectively, which it guarantees.  The 2028 Securities are redeemable in whole or in part, at KMI’s option at any time, at redemption prices as defined in the associated prospectus.  The 2027 Securities are redeemable in whole or in part at KMI’s option and at any time in certain limited circumstances upon the occurrence of certain events and at prices all defined in the associated prospectus supplements.  Upon redemption by KMI or at maturity of the Junior Subordinated Deferrable Interest Debentures, it must use the proceeds to make redemptions of the Capital Trust Securities on a pro rata basis.

KMP Senior Notes

As of December 31, 2011 and 2010, the net carrying value of the various series of KMP’s senior notes was $12,026.0 million and $10,876.7 million, respectively.  For a listing of the various outstanding series of KMP’s senior notes, see the table above included in “—Long-Term Debt.”  All of KMP’s fixed rate senior notes provide that it may redeem the notes at any time at a price equal to 100% of the principal amount of the notes plus accrued interest to the redemption date plus a make-whole premium.

During 2011, KMP completed two separate public offerings of senior notes.  With regard to these offerings, it received proceeds, net of underwriter discounts, as follows: (i) $1,092.7 million from a March 4, 2011 public offering of a total of $1.1 billion in principal amount of senior notes, consisting of $500 million of 3.50% notes due March 1, 2016 and $600 million of 6.375% notes due March 1, 2041 and (ii) $743.3 million from an August 17, 2011 public offering of a total of $750 million in principal amount of senior notes, consisting of $375 million of 4.15% notes due March 1, 2022 and $375 million of 5.625% notes due September 1, 2041.  KMP used the proceeds from all of its 2011 debt offerings to reduce the borrowings under its commercial paper program.

On March 15, 2011, KMP paid $700 million to retire the principal amount of its 6.75% senior notes that matured on that date.  KMP used both cash on hand and borrowings under its commercial paper program to repay the maturing senior notes.

On May 19, 2010, KMP completed a public offering of senior notes.  KMP issued a total of $1 billion in principal amount of senior notes in two separate series, consisting of $600 million of 5.30% notes due September 15, 2020, and $400 million of 6.55% notes due September 15, 2040.  KMP received proceeds from the issuance of the notes, after deducting the underwriting discount, of $993.1 million, and used the proceeds to reduce the borrowings under its commercial paper program and its bank credit facility.

In addition, on November 1, 2010, KMP paid $250 million to retire the principal amount of its 7.50% senior notes that matured on that date.  KMP borrowed the necessary funds under its commercial paper program.

Kinder Morgan G.P., Inc. Preferred Shares

As of December 31, 2011, Kinder Morgan G.P., Inc. had outstanding 100,000 shares of its $1,000 Liquidation Value Series A Fixed-to-Floating Rate Term Cumulative Preferred Stock due 2057.  Until August 18, 2012, dividends will accumulate, commencing on the issue date, at a fixed rate of 8.33% per annum and will be payable quarterly in arrears, when and if declared by Kinder Morgan G.P., Inc.’s Board of Directors, on February 18, May 18, August 18 and November 18 of each year, beginning November 18, 2007.  After August 18, 2012, dividends on the preferred stock will accumulate at a floating rate of the 3-month LIBOR plus 3.8975% and will be payable quarterly in arrears, when and if declared by Kinder Morgan G.P., Inc.’s Board of Directors, on February 18, May 18, August 18 and November 18 of each year, beginning November 18, 2012.  The preferred stock has approval rights over a commencement of or filing of voluntary bankruptcy by KMP or its SFPP, L.P. or Calnev Pipe Line LLC subsidiaries.

During 2011, $8.3 million in cash dividends, or $83.30 per share, was paid on Kinder Morgan G.P. Inc.’s Series A Fixed-to-Floating Rate Term Cumulative Preferred Stock.  On January 18, 2012, Kinder Morgan G.P., Inc.’s board of directors declared a quarterly cash distribution on its Series A Fixed-to-Floating Rate Term Cumulative Preferred Stock of $20.825 per share paid on February 20, 2012 to shareholders of record as of January 31, 2012.

Maturities of Debt

The scheduled maturities of the outstanding debt balances, including purchase accounting adjustments and excluding the value of interest rate swaps, as of December 31, 2011, are summarized as follows (in millions):

Year	KMI(a)	KMP
2012	$1,260.8	$1,637.8
2013	(3.5)	508.2
2014	(5.1)	501.3
2015	240.6	299.9
2016	822.8	499.9
Thereafter	990.8	9,350.2
Total	$3,306.4	$12,797.3
____________

(a)	Includes purchase accounting on KMI’s and KMP’s outstanding debt associated with our Going Private Transaction.

Interest Rate Swaps

Information on our interest rate swaps is contained in Note 13 “Risk Management—Interest Rate Risk Management.”

Subsequent Event

On February 1, 2012, KMP repaid a principal amount of less than $0.1 million of its 9.00% senior notes due February 1, 2019 pursuant to debtholder one-time elections requiring it to repurchase notes owned by such holders at a purchase price equal to 100% of the principal amount of the notes tendered by the holder plus accrued and unpaid interest to, but excluding, the repurchase date of February 1, 2012.